Allowance for Doubtful Accounts (Tables)	12 Months Ended
Dec. 31, 2017
Allowance for Doubtful Accounts
Schedule of movements of the allowance for doubtful accounts

The following table sets out the movements of the allowance for doubtful accounts for the years ended December 31, 2015, 2016 and 2017 (in thousands):

	Balance at January 1,	Charged to (write-back against) cost and expenses	Write-off of receivable balances and corresponding provisions	Balance at December 31,
	RMB	RMB	RMB	RMB
2015	11,162	4,041	(1,018)	14,185
2016	14,185	9,952	(1)	24,136
2017	24,136	60,826	(53)	84,909